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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   March 31, 2003
                                                -----------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
      ---------------------------------------------------------------------------------
6.
      ---------------------------------------------------------------------------------
7.
      ---------------------------------------------------------------------------------


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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

March 31, 2003

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                  COM          002893-10-5     524,352        19,200        X         1               19,200
Agnico Eagle Mines, Ltd.           COM          008474-10-8     561,540        29,400        X         1               29,400
Alcan Inc                          COM          01371610-5    2,160,375        52,500        X         1               52,500
Alliance Atlantis                  COM          01853E-20-4   2,126,257       173,148        X         1              173,148
Ampex Corp.                        COM          032092-10-8      16,777       186,411    X             0   186,411
Angiotech Pharm                    COM          34918-10-2      352,440        12,000        X         1               12,000
Ballard Power Systems              COM          05858H-10-4     460,271        32,900        X         1               32,900
Bank of Montreal                   COM          06367-11-0    2,792,352        69,600        X         1               69,600
Bank of Nova Scotia                COM          6414910-7    11,490,660       221,400        X         1              221,400
Barrick Gold                       COM          0670190-8     2,895,000       125,000        X         1              125,000
BCE Inc.                           COM          05534-B1-0    8,001,450       296,350        X         1              296,350
Bema Gold                          COM          08135F10-7      186,584       112,400        x         1              112,400
Boardwalk Equities                 COM          09661310-4      172,550        11,900        X         1               11,900
Brascan Corp                       COM          1054P-60-6    5,886,000       200,000        X         1              200,000
Brookfield PPTYS                   COM          112900-10-5     849,692        29,109        X         1               29,109
Budget Group, Inc.                 COM          119003-10-1     327,670     1,310,679    X             0 1,310,679
Canadian Imperial Bank             COM          13606910-1   15,864,420       335,400        X         1              335,400
Canadian Life Financial            COM          135113-10-8   2,463,125        56,300        X         1               56,300
Canadian National Ry               COM          13637-51-0    3,639,500        58,000        X         1               58,000
CHC Helicopter Corp                COM          12541C20-3      148,995         6,300        X         1                6,300
Coinstar Inc.                      COM          19259P-30-0     587,650        35,000    X             0    35,000
Creo Products                      COM          13566G-50-9     143,968        17,600        X         1               17,600
Decoma Intl                        COM          13566G-50-9      75,675         7,500        X         1                7,500
Descartes Systems                  COM          249906-10-8      54,925        16,900        X         1               16,900
Devon Energy Corp                  COM          25179M103     7,461,900       154,747    X             0   154,747
Dorel Industries                   COM          25822C-20-5     319,600         9,800        X         1                9,800
Enbridge Inc.                      COM          29250N10-5   10,514,842       239,300        X         1              239,300
Encana                             COM          29250510-4    2,539,918        53,192        X         1               53,192
Enerplus Res Fund                  COM          29274D60-4    1,900,000       152,000        X         1              152,000
Extendicare Inc.                   COM          30224T-87-1      60,060        22,000        X         1               22,000
Firstservice Corp                  COM          33761N10-9       78,240         4,800        X         1                4,800
Four Seasons Hotels                sub vtg shs  35100E10-4      323,835         8,106        X         1                8,106
Fording Inc                        COM          34542610-0      278,935         8,450        X         1                8,450
GSI Lumonics                       COM          34542610-0       67,805         7,100        X         1                7,100
GT Group Telecom                   COM          36235940-8       12,084        21,200        X         1               21,200
Glamis Gold, Ltd.                  COM          376775-10-2     229,910        27,700        X         1               27,700
Goldcorp Inc                       COM          38095640-9      553,656        27,600        X         1               27,600
Golden State Vintners              COM          38121K-20-8   1,284,455       658,695    X             0   658,695
Hummingbird Commun                 COM          44544R-10-1     105,028         3,100        X         1                3,100
Hurricane Hydrocarbon              COM          44779E10-6      221,656        13,450        X         1               13,450
ID Biomedical                      COM          44936D10-8       54,132         5,200        X         1                5,200
Imperial Oil                       COM          45303840-8    1,833,120        57,000        X         1               57,000
Intertape Plymr Grp                COM          460919-10-3      57,112         5,900        X         1                5,900
Intrawest Corp.                    COM          460915-20-0     249,696         7,850        X         1                7,850
IPSCO Inc.                         COM          462622-10-1     227,981        16,900    X             0   16,900
Kinross Gold                       COM          49690210-7      421,652        68,450        X         1               68,450
K-Swiss, Inc                       COM          482686-10-2   5,110,000       200,000    X             1              200,000
Leitch                             COM          52543H10-7       26,558         4,900        X         1                4,900
Lions Gate Int                     COM          53591920-3       55,695        14,100        X         1               14,100
LodgeNet Entertainment             COM          540211-10-9   1,360,000       160,000    X             0   160,000
Methanex                           COM          59151K-10-8     477,470        13,200        X         1               13,200
Moore Corp, LTD                    COM          615785-10-2     394,404        18,500        X         1               18,500
Nabors Industries, Inc.            COM          629568-10-6   5,183,100       337,900    X             0   337,900
Noranda                            COM          65542210-3    1,095,900       130,000        X         1              130,000
Open Text Corp.                    COM          683715-10-6     116,320         3,200        X         1                3,200
Pan American Silver                COM          697900-10-8      88,416         7,200        X         1                7,200
Pengrowth Energy                   COM          70690210-3    4,845,000       340,000        X         1              340,000
QLT Phototherapeut                 COM          746927-10-2     361,500        24,100        X         1               24,100
Quebecor Printing                  COM          748203-10-6   2,945,570       140,600        X         1              140,600
Research In Motion                 COM          760975-10-2     206,500        10,000        X         1               10,000
Royal Bank of CDA                  COM          788087-10-2  14,285,000       250,000        X         1              250,000
Smithfield Foods                   COM          832248-10-8  34,494,354     3,893,268    X             1            3,893,268
Steinway Musical Inst.             COM          858495-10-4  21,593,045     1,461,953    X             0 1,461,953
Trans Canada Pplns                 COM          893526-10-3   8,555,350       397,000        X                        397,000
Ultra Petroleum                    COM          9391410-9       341,388        26,100        X                         26,100
Vasogen                            COM          9223F10-3        72,864        18,400        X                         18,400
Zarlink Semiconductor              COM          98913910-0      237,150        45,000        X                         45,000

TOTAL                                                       192,423,430    12,482,958                    4,322,285  8,160,673
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